Income Taxes - Schedule of Net Deferred Tax Assets (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets [Abstract]
NOL carryforwards, Percent	23.00%	23.00%	23.00%
NOL carryforwards, Percent	21.00%	21.00%	21.00%